Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Sales revenue	¥ 15,361,146	¥ 13,999,200	¥ 14,601,151
Non-current assets other than financial instruments and deferred tax assets	8,061,102	8,248,658	7,796,581
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	15,361,146	13,999,200	14,601,151
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,580,515	2,492,467	2,426,439
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,240,033	2,114,833	2,022,931
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	3,784,531	4,067,831	3,759,009
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	7,028,633	6,755,460	7,263,557
Other [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,696,056	1,688,360	1,611,133
Other [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 6,092,480	¥ 5,128,907	¥ 5,314,663